Share-based payments (Details)		12 Months Ended				72 Months Ended
	Mar. 01, 2010 shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2010 condition shares	Dec. 31, 2018	Sep. 21, 2016 $ / shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit from compensation expense | $		$ 0
2010 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)				7,500,000	2,950,000			5,000,000
2010 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of diluted common shares initially available for grant					5.00%
Number of shares issued upon exercise of each option (in shares)					1
Expiration period					10 years
Number of vesting conditions | condition					2
2010 Stock Option Plan | Time Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					90 days
Percent of option award granted, time vested					50.00%
2010 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
2010 Stock Option Plan | Performance Vesting Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of option award granted, performance vesting					50.00%
Valuation event, percent of total common shares transferred					5.00%
Multiple of invested capital (more than)							200.00%
Original capital invested (in dollars per share) | $ / shares							$ 12.09
1997 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon exercise of each option (in shares)	1
Award vesting period	4 years
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
1997 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
1997 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
1997 Stock Option Plan | Time Vesting Employee Stock Option | Share-based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights, percentage					25.00%
EDIP | Time Vesting Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
2010 Omnibus Plan and Employee Stock Options | Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted (in dollars per share) | $ / shares		$ 39.25	$ 31.13	$ 19.34
2016, 2015, 2014, 2013 ELTIP | Time Vesting Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years
2016, 2015, 2014, 2013 ELTIP | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						3 years